Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
As required by the Dodd-Frank Wall Street Reform and
Consumer
Protection Act and SEC rules, the following disclosure provides the relationship between executive compensation actually paid (as defined by SEC rules) and the financial performance of VS&Co over the applicable time period.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (1) ($)	Average Compensation Actually Paid to non-PEO NEOs (2) ($)	Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)	Net Income ($)	Operating Income (4) ($)

2022	12,519,912	(3,313,155)	4,884,890	2,915,978	92	80	338,000,000	478,000,000

2021	12,905,231	27,852,235	4,601,134	9,248,185	131	93	646,000,000	870,000,000
(1) Mr. Waters was the Principal Executive Officer (“PEO”) for both fiscal 2022 and fiscal 2021.
Non-PEO
NEOs include Mr. Johnson, Ms. Hauk, Ms. Rupp and Mr. Unis for fiscal 2022 and Mr. Johnson, Mr. Dein Boyle, Ms. Hauk, Mr. Unis for fiscal 2021.
(2) To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
PEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total (a) ($)	Additions to SCT Total (b) ($)	CAP ($)

2022	1,250,000	1,000,000	788,400	31,097	12,519,912	(9,450,415)	(6,382,652)	(3,313,155)

2021	1,250,000	1,600,000	3,395,700	125,956	12,905,231	(6,500,029)	21,447,033	27,852,235
Non-PEO
NEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total (a) ($)	Additions to SCT Total (b) ($)	CAP ($)

2022	758,032	375,000	466,226	165,169	4,884,890	(3,119,912)	1,151,000	2,915,978

2021	785,979	950,000	1,731,110	79,702	4,601,134	(1,040,000)	5,687,051	9,248,185
(a) Represents the grant date fair value of equity-based awards granted each year.
(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal 2022 and 2021 is further detailed in the table below. “FYE” means fiscal year end.

2022	Fair Value of Current Year Equity Awards at FYE (i) ($)	Fair Value of Current Year Equity Awards That Vested in 2022 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2022 (i) ($)	Fair Value of Awards Forfeited in 2022 ($)	Equity Value included in CAP (i) ($)

PEO	4,435,401	0	(10,211,635)	(606,418)	0	(6,382,652)

Non-PEO NEOs	2,034,300	0	(642,337)	(240,963)	0	1,151,000

2021	Fair Value of 2021 Equity Awards at FYE (i) ($)	Fair Value of 2021 Equity Awards That Vested in 2021 ($)	Change in Value of Prior Year Awards Unvested at FYE (i) ($)	Change in Value of Prior Year Awards That Vested in 2021 (i) ($)	Fair Value of Awards Forfeited in 2021 ($)	Equity Value included in CAP (i) ($)

PEO	17,324,891	0	3,395,520	726,622	0	21,447,033

Non-PEO NEOs	3,070,976	0	1,597,970	1,018,106	0	5,687,051

(i) PSU awards assume payout performance in alignment with accruals at each fiscal year end. Stock option volatility for Black Scholes valuations pre-spinoff is based on the historical L Brands volatility measured over a
4.7-year
period (expected life at grant date for the most recent options granted by L Brands). Stock option volatility for Black Scholes valuations post-spinoff is based on the average volatility of peers in the S&P 1500 Specialty Retail Index using 10 years of daily historical stock price data due to the limited stock history for VS&Co. Utilizes an expected life of 4.73 years from stock options granted March 16, 2021 adjusted for time elapsed from grant date to measurement date (e.g., period end date or vesting date) and adjusted for the percentage the award is in-the-money
or
out-of-the-money.
1% dividend yield used for pre-spinoff measurement dates consistent with the dividend yield from the March 16, 2021 annual grant. 0% dividend yield used for measurement dates post-spinoff due to VS&Co having no history of granting dividends and no plans to grant dividends in the near future. The risk-free rate utilized in the Black Scholes valuations is based on treasury constant maturity yields as reported in the H.15 Federal Reserve Statistical Release for the respective valuation date with a term corresponding to the expected life for the award at the measurement date.
(3)
The Company Total Shareholder Return (“TSR”) and the Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K:
S&P 500 Retail Composite Index.
(4) We have selected operating income
as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link Compensation Actually Paid to our NEOs to company performance for fiscal 2022.

Company Selected Measure Name	operating income
Named Executive Officers, Footnote [Text Block]	Mr. Waters was the Principal Executive Officer (“PEO”) for both fiscal 2022 and fiscal 2021.
Non-PEO
	NEOs include Mr. Johnson, Ms. Hauk, Ms. Rupp and Mr. Unis for fiscal 2022 and Mr. Johnson, Mr. Dein Boyle, Ms. Hauk, Mr. Unis for fiscal 2021.
Peer Group Issuers, Footnote [Text Block]
The Company Total Shareholder Return (“TSR”) and the Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K:
S&P 500 Retail Composite Index.

PEO Total Compensation Amount	$ 12,519,912	$ 12,905,231
PEO Actually Paid Compensation Amount	$ (3,313,155)	27,852,235
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total (a) ($)	Additions to SCT Total (b) ($)	CAP ($)

2022	1,250,000	1,000,000	788,400	31,097	12,519,912	(9,450,415)	(6,382,652)	(3,313,155)

2021	1,250,000	1,600,000	3,395,700	125,956	12,905,231	(6,500,029)	21,447,033	27,852,235

Non-PEO NEO Average Total Compensation Amount	$ 4,884,890	4,601,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,915,978	9,248,185
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO
NEO SCT Total to CAP Reconciliation

Year	Salary ($)	Bonus ($)	Non-Equity Incentive Compensation ($)	All Other Compensation ($)	SCT Total ($)	Deductions from SCT Total (a) ($)	Additions to SCT Total (b) ($)	CAP ($)

2022	758,032	375,000	466,226	165,169	4,884,890	(3,119,912)	1,151,000	2,915,978

2021	785,979	950,000	1,731,110	79,702	4,601,134	(1,040,000)	5,687,051	9,248,185
(a) Represents the grant date fair value of equity-based awards granted each year.
(b) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal 2022 and 2021 is further detailed in the table below. “FYE” means fiscal year end.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Certain Financial Measures
As shown in the chart below, the PEO and average
non-PEO
NEO’s CAP amounts are aligned with Company TSR, net income and operating income performance. The use of long-term equity compensation is tied directly to the stock price as well as our financial performance.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Certain Financial Measures
As shown in the chart below, the PEO and average
non-PEO
NEO’s CAP amounts are aligned with Company TSR, net income and operating income performance. The use of long-term equity compensation is tied directly to the stock price as well as our financial performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Certain Financial Measures
As shown in the chart below, the PEO and average
non-PEO
NEO’s CAP amounts are aligned with Company TSR, net income and operating income performance. The use of long-term equity compensation is tied directly to the stock price as well as our financial performance.

Total Shareholder Return Vs Peer Group [Text Block]	Company TSR and Peer Group TSR As shown in the chart below, VS&Co’s TSR has performed better than the S&P 500 Retail Composite Index.
Tabular List [Table Text Block]
Pay versus Performance Tabular List
The three items listed below represent the most important metrics for determining pay in the previous year, as further described in the Short-Term Performance-Based Cash Incentive Compensation and Long-Term Equity Compensation sections in the CD&A. The performance measures in this table are not ranked by relative importance.

Most Important Performance
Measures
Operating Income
Relative TSR
Revenue

Total Shareholder Return Amount	$ 92	131
Peer Group Total Shareholder Return Amount	80	93
Net Income (Loss)	$ 338,000,000	$ 646,000,000
Company Selected Measure Amount	478,000,000	870,000,000
PEO Name	Mr. Waters
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 1,250,000	$ 1,250,000
Bonus	1,000,000	1,600,000
All Other Compensation	31,097	125,956
NonEquity Incentive Plan Compensation	788,400	3,395,700
PEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,450,415)	(6,500,029)
PEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,382,652)	21,447,033
PEO [Member] | Fair Value of Current Year Equity Awards at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,435,401	17,324,891
PEO [Member] | Fair Value of Current Year Equity Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Value of Prior Year Awards Unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,211,635)	3,395,520
PEO [Member] | Change in Value of Prior Year Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(606,418)	726,622
PEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Value included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,382,652)	21,447,033
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	758,032	785,979
Bonus	375,000	950,000
All Other Compensation	165,169	79,702
NonEquity Incentive Plan Compensation	466,226	1,731,110
Non-PEO NEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,119,912)	(1,040,000)
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,151,000	5,687,051
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,034,300	3,070,976
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change in Value of Prior Year Awards Unvested at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(642,337)	1,597,970
Non-PEO NEO [Member] | Change in Value of Prior Year Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(240,963)	1,018,106
Non-PEO NEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Value included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,151,000	$ 5,687,051